Equity (Details) - Schedule of issued and outstanding share capital	6 Months Ended
Jun. 30, 2021 shares
Schedule of issued and outstanding share capital [Abstract]
Number of ordinary shares, Balance at January 1, 2021	145,148,593
Number of ordinary shares, Cancellation of shares	(182)
Number of ordinary shares, Issuance of share capital – March 2021 Financing Round (Note 4d)	128,284,240
Number of ordinary shares, Exercise of November 2020 Warrants (Note 4c)	30,254,000
Number of ordinary shares, Exercise of Pre-funded warrants (Note 4d)	14,000,000
Number of ordinary shares, Balance at June 30, 2021	317,686,651